Income tax benefit (expense) (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Disclosure of tax benefit (expense)

(in thousands of USD)	2024	2023	2022
Current tax
Current period	(7,660)	(4,889)	(1,736)
Changes related to prior years	1,616	7	57
Total current tax	(6,044)	(4,881)	(1,680)

Deferred tax
Recognition of unused tax losses/(use of tax losses)	(243)	(1,146)	(137)
Other	4,394	18	(987)
Total deferred tax	4,151	(1,128)	(1,124)

Total tax benefit/(expense)	(1,893)	(6,009)	(2,804)

Disclosure of reconciliation of effective tax

Reconciliation of effective tax	2024		2023		2022
Profit (loss) before tax		872,722		864,036		206,055

Tax at domestic rate	(25.00)%	(218,181)	(25.00)%	(216,009)	(25.00)%	(51,514)
Effects on tax of :
Losses not subject to tax		(2,879)		—		—
Tax exempt profit / loss		(502)		(4,535)		2,642
Tax adjustments for previous years		1,979		7		57
Loss for which no DTA (*) has been recognized		28,686		7,586		4,481
Non-deductible expenses		(7,605)		(1,602)		(315)
Use of previously unrecognized tax losses and tax credits		—		5,283		4,431
Effect of Tonnage Tax regime		185,784		195,768		40,670
Effect of share of profit of equity-accounted investees		94		(5)		4,389
Effects of tax regimes in foreign jurisdictions		10,731		7,498		(7,645)
Total taxes	(0.22)%	(1,893)	(0.70)%	(6,009)	(1.36)%	(2,804)